SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss from operations		$ (27,227)	$ (57,407)	$ (79,327)
Cash used in operating activities		(11,724)	(28,402)	(82,966)
Working capital		7,844
Impairment loss of equity investments		0	6,155	0
impairment loss of available-for-sale of investment		0	2,000	0
Inventory write off and write down			17,826
Prepayments written off			22,282
Goodwill impairment		0	9,288	29,055
impairment of long-term investments		0	0	675
Goodwill
Goodwill, Impairment Loss		0	9,288	29,055
Deferred Revenue, Current		602	750
Value added taxes
Amount of VAT reported as a deduction to revenue		599	1,034	4,949
Continuing operations
Goodwill impairment			9,288	29,055
Goodwill
Goodwill, Impairment Loss			9,288	29,055
Discontinued operations
Goodwill impairment		0	74,091	0
Goodwill
Goodwill, Impairment Loss		$ 0	$ 74,091	0
Maximum
Equity Method Investment, Ownership Percentage		50.00%
Minimum
Equity Method Investment, Ownership Percentage		20.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Goodwill
Advance from customers, period of recognition of revenue		1 year
Jieying Huaqi Auto Service Co [Member]
Inventory Write-down				$ 5,700
SUBSEQUENT EVENT
Proceeds from related party debt	$ 68